Foreign Exchange Gain and Other Income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Foreign Exchange Gain and Other Income
Gain on derivative financial instruments	$ 4.1	$ 5.7	$ 15.1	$ 5.6
Foreign exchange gain (loss)	2.8	(1.4)	4.3	4.4
Other income (expenses)	0.2	(0.2)	0.1	(0.2)
Total	7.1	4.1	19.5	9.8
Foreign exchange gain	0.3		0.5
Foreign exchange loss		6.6		6.8
Unrealized foreign exchange gain	$ (2.5)	$ (5.2)	$ (3.8)	$ (11.2)